[Sutherland Asbill & Brennan LLP Letterhead]
Thomas E. Bisset
Direct Line: 202-383-0118
Internet: thomas.bisset@sutherland.com
February 26, 2010
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F St. N.E.
Washington, D.C. 20549

RE:	Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 for COUNTRY Investors Variable Annuity Account of COUNTRY Investors Life Assurance Company (File No. 333-104424)
Commissioners:
     On behalf of COUNTRY Investors Life Assurance Company and COUNTRY Investors Variable Annuity Account, we have attached for filing Post-Effective Amendment No. 11 (the “Amendment”) to the Registration Statement on Form N-4 (the “Registration Statement”) for certain flexible premium deferred variable annuity contracts (the “Contracts”). The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to reflect changes to the dynamic asset allocation model program (the “Program”) available in connection with the Contracts. As revised, the Program would follow an “opt out” rather than an “opt in” model approach and require annual automatic asset rebalancing of Accumulated Value for Contract owners who elect the Program.
     Additional updating changes, as well as financial statements and certain required exhibits, will be included in a subsequent post-effective amendment to the Registration Statement to be filed pursuant to Rule 485(b) on or before April 30, 2010.

Securities and Exchange Commission
February 26, 2010

     If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118.
Sincerely,

/s/ Thomas E. Bisset Thomas E. Bisset
Enclosures

cc:	Virginia Eves Ryan Olson Lillie Peshel